CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common stock	Additional paid-in capital	Statutory reserve	Accumulated profits (loss)	Accumulated other comprehensive Income (loss)	Total
Balance at the beginning at Mar. 31, 2021	$ 2,400	$ 13,415,987	$ 745,590	$ 30,419,177	$ 982,018	$ 45,565,172
Balance at the beginning (in shares) at Mar. 31, 2021	12,000,000
Increase (Decrease) in Stockholders' Equity
Net loss for the year				(1,400,292)		(1,400,292)
Foreign currency translation adjustment					1,458,405	1,458,405
Issuance of ordinary shares as part of the acquisition	$ 580	4,639,420				4,640,000
Issuance of ordinary shares as part of the acquisition (in shares)	2,900,000
Balance at the end at Mar. 31, 2022	$ 2,980	18,055,407	745,590	29,018,885	2,440,423	50,263,285
Balance at the end (in shares) at Mar. 31, 2022	14,900,000
Increase (Decrease) in Stockholders' Equity
Net loss for the year				(20,906,985)		(20,906,985)
Mandatory conversion of convertible note		1,000,000				1,000,000
Foreign currency translation adjustment					(3,402,058)	(3,402,058)
Balance at the end at Mar. 31, 2023	$ 2,980	$ 19,055,407	$ 745,590	$ 8,111,900	$ (961,635)	$ 26,954,242
Balance at the end (in shares) at Mar. 31, 2023	14,900,000